Related party transactions - Related Party Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 01, 2018	Oct. 31, 2018	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 26, 2019
Disclosure of transactions between related parties [line items]
Net proceeds from private placement of common stock					$ 50,000
Issuance of shares				$ 2,601	$ 50,000	$ 337,000
Common stock [Member]
Disclosure of transactions between related parties [line items]
Common stock, shares issued (in shares)				58,093,147	58,202,400
Public Offering [Member] | Common stock [Member]
Disclosure of transactions between related parties [line items]
Price per share (in USD per share)		$ 18.50
Issuance of shares		$ 319,600
Common stock, shares issued (in shares)		18,200,000
Private placement [Member]
Disclosure of transactions between related parties [line items]
Common stock, shares issued (in shares)							1,724,137
Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses				$ 26,697	$ 74,412
Scorpio Pools [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses				26,413	74,412
Working capital contributions to Scorpio Group Pools				73,161	49,094
Accounts payable and accrued expenses				945	3,717
Working capital contributions, related parties				1,100	24,300
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses				4,259	1,624
Accounts payable and accrued expenses				935	2,667
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses				284	0
Accounts payable and accrued expenses				58	14
Commission on gross revenue, per charter fixture	0.85%
Port Agent [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses				355	361
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Management Fees, Related Party Transactions				0
Accounts payable and accrued expenses				$ 404	353
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member] | Public Offering [Member] | Common stock [Member]
Disclosure of transactions between related parties [line items]
Common stock, shares issued (in shares)		540,000
Scorpio Services Holding Limited (SSH) [Member] | Related parties [member] | Private placement [Member]
Disclosure of transactions between related parties [line items]
Net proceeds from private placement of common stock			$ 15,000
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool				6 months
Scorpio Handymax Tanker Pool Limited [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses				$ 3,597	2,984
Working capital contributions to Scorpio Group Pools				$ 5,661	6,794
Working capital repayment period upon vessel's exit from each pool				6 months
Scorpio Bulkers Inc. [Member] | Other related parties [member] | Public Offering [Member] | Common stock [Member]
Disclosure of transactions between related parties [line items]
Common stock, shares issued (in shares)		5,400,000
Scorpio MR Pool Limited [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses				$ 9,751	44,739
Working capital contributions to Scorpio Group Pools				25,200	0
Working capital reclassified amount				$ 23,600	$ 23,600
STI Esles II and STI Jardins [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Management Fees, Related Party Transactions						$ 700